Schedule of Investments(a)
May 31, 2024
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–83.55%
Advertising–0.52%
Clear Channel Outdoor Holdings, Inc.,
7.75%, 04/15/2028(b)	$464,000	$400,679
7.50%, 06/01/2029(b)	510,000	419,221
Lamar Media Corp.,
4.00%, 02/15/2030	1,753,000	1,578,069
3.63%, 01/15/2031	2,738,000	2,371,245
		4,769,214
Aerospace & Defense–1.45%
TransDigm, Inc.,
6.75%, 08/15/2028(b)	5,082,000	5,145,985
7.13%, 12/01/2031(b)	7,902,000	8,115,085
		13,261,070
Alternative Carriers–0.10%
Lumen Technologies, Inc., 4.00%, 02/15/2027(b)	869,000	448,404
Zayo Group Holdings, Inc., 4.00%, 03/01/2027(b)	609,000	475,464
		923,868
Aluminum–0.48%
Novelis Corp., 4.75%, 01/30/2030(b)	4,785,000	4,424,332
Apparel, Accessories & Luxury Goods–0.05%
Tapestry, Inc., 7.85%, 11/27/2033	400,000	421,893
Application Software–1.06%
Cloud Software Group, Inc., 9.00%, 09/30/2029(b)	2,370,000	2,295,231
Rocket Software, Inc., 6.50%, 02/15/2029(b)	526,000	443,725
SS&C Technologies, Inc.,
5.50%, 09/30/2027(b)	4,169,000	4,086,012
6.50%, 06/01/2032(b)	2,852,000	2,861,965
		9,686,933
Automobile Manufacturers–1.46%
Allison Transmission, Inc., 3.75%, 01/30/2031(b)	15,389,000	13,348,625
Automotive Parts & Equipment–2.46%
Cougar JV Subsidiary, LLC, 8.00%, 05/15/2032(b)	4,502,000	4,643,576
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	2,247,000	2,062,366
Phinia, Inc., 6.75%, 04/15/2029(b)	6,661,000	6,717,959
ZF North America Capital, Inc. (Germany),
6.88%, 04/14/2028(b)	5,260,000	5,356,063
7.13%, 04/14/2030(b)	3,546,000	3,660,738
		22,440,702
	Principal Amount	Value
Automotive Retail–4.20%
Carvana Co.,
12.00% PIK Rate, 0.00% Cash Rate, 12/01/2028(b)(c)	$472,000	$493,801
13.00% PIK Rate, 0.00% Cash Rate, 06/01/2030(b)(c)	863,000	889,070
14.00% PIK Rate, 9.00% Cash Rate, 06/01/2031(b)(c)	1,242,394	1,310,454
Group 1 Automotive, Inc., 4.00%, 08/15/2028(b)	14,683,000	13,416,588
LCM Investments Holdings II LLC,
4.88%, 05/01/2029(b)	4,518,000	4,202,114
8.25%, 08/01/2031(b)	8,778,000	9,115,344
Lithia Motors, Inc.,
3.88%, 06/01/2029(b)	4,490,000	4,003,587
4.38%, 01/15/2031(b)	5,597,000	4,936,200
		38,367,158
Broadcasting–0.19%
AMC Networks, Inc., 10.25%, 01/15/2029(b)	446,000	445,451
Gray Television, Inc.,
7.00%, 05/15/2027(b)	512,000	452,346
5.38%, 11/15/2031(b)	824,000	458,435
Sinclair Television Group, Inc., 4.13%, 12/01/2030(b)	609,000	413,654
		1,769,886
Broadline Retail–1.14%
Kohl’s Corp., 4.63%, 05/01/2031	5,520,000	4,456,544
Macy’s Retail Holdings LLC,
5.88%, 04/01/2029(b)	1,217,000	1,172,938
5.88%, 03/15/2030(b)	2,234,000	2,131,518
5.13%, 01/15/2042	1,553,000	1,275,133
Rakuten Group, Inc. (Japan), 11.25%, 02/15/2027(b)	1,299,000	1,371,614
		10,407,747
Cable & Satellite–2.96%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.38%, 06/01/2029(b)	2,087,000	1,871,085
4.75%, 03/01/2030(b)	2,853,000	2,432,580
7.38%, 03/01/2031(b)	2,020,000	1,955,677
4.25%, 01/15/2034(b)	3,542,000	2,641,941
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.25%, 04/01/2053	2,875,000	2,268,574
CSC Holdings LLC,
5.50%, 04/15/2027(b)	1,098,000	842,393
5.38%, 02/01/2028(b)	6,874,000	4,834,984
5.75%, 01/15/2030(b)	2,371,000	1,026,883
4.63%, 12/01/2030(b)	1,819,000	766,707
DISH DBS Corp.,
7.75%, 07/01/2026	741,000	471,943
5.75%, 12/01/2028(b)	1,225,000	855,751
5.13%, 06/01/2029	1,060,000	423,137

See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

	Principal Amount	Value
Cable & Satellite–(continued)
DISH Network Corp., 11.75%, 11/15/2027(b)	$2,259,000	$2,268,391
Scripps Escrow, Inc., 5.88%, 07/15/2027(b)	468,000	304,406
Ziggo B.V. (Netherlands), 4.88%, 01/15/2030(b)	4,575,000	4,081,861
		27,046,313
Casinos & Gaming–2.55%
Codere Finance 2 (Luxembourg) S.A. (Spain), 11.63% PIK Rate, 2.00% Cash Rate, 11/30/2027 (Acquired 11/30/2021; Cost $549,210)(b)(c)(d)	568,775	39,814
Melco Resorts Finance Ltd. (Hong Kong),
5.38%, 12/04/2029(b)	7,808,000	7,043,858
7.63%, 04/17/2032(b)	1,710,000	1,691,608
Mohegan Tribal Gaming Authority, 8.00%, 02/01/2026(b)	433,000	407,157
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.63%, 09/01/2029(b)	562,000	408,539
Sabre GLBL, Inc., 8.63%, 06/01/2027(b)	504,000	464,379
Studio City Finance Ltd. (Macau), 5.00%, 01/15/2029(b)	9,895,000	8,625,358
Wynn Macau Ltd. (Macau), 5.63%, 08/26/2028(b)	4,921,000	4,602,228
		23,282,941
Commercial & Residential Mortgage Finance–0.45%
Nationstar Mortgage Holdings, Inc., 7.13%, 02/01/2032(b)	4,158,000	4,141,264
Commodity Chemicals–1.49%
Mativ Holdings, Inc., 6.88%, 10/01/2026(b)	13,832,000	13,632,502
Communications Equipment–0.05%
Viasat, Inc., 7.50%, 05/30/2031(b)	634,000	432,805
Construction Materials–0.05%
Camelot Return Merger Sub, Inc., 8.75%, 08/01/2028(b)	430,000	425,864
Consumer Finance–1.66%
FirstCash, Inc., 6.88%, 03/01/2032(b)	6,747,000	6,699,009
Navient Corp.,
5.00%, 03/15/2027	3,010,000	2,858,907
9.38%, 07/25/2030	1,345,000	1,407,393
OneMain Finance Corp.,
3.50%, 01/15/2027	3,151,000	2,916,441
5.38%, 11/15/2029	1,345,000	1,251,966
		15,133,716
Diversified Banks–0.56%
Citigroup, Inc.,
Series X, 3.88%(e)(f)	3,598,000	3,393,985
Series Z, 7.38%(e)(f)	816,000	837,250
	Principal Amount	Value
Diversified Banks–(continued)
Freedom Mortgage Corp.,
6.63%, 01/15/2027(b)	$434,000	$419,529
12.00%, 10/01/2028(b)	389,000	420,686
		5,071,450
Diversified Capital Markets–0.47%
UBS Group AG (Switzerland), 7.75%(b)(e)(f)	4,225,000	4,284,065
Diversified Chemicals–0.09%
SCIH Salt Holdings, Inc., 6.63%, 05/01/2029(b)	892,000	841,022
Diversified Financial Services–1.15%
GGAM Finance Ltd. (Ireland), 6.88%, 04/15/2029(b)	4,471,000	4,516,470
Jane Street Group/JSG Finance, Inc., 7.13%, 04/30/2031(b)	1,232,000	1,255,080
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/2028(b)	4,578,000	4,212,809
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland), 6.38%, 02/01/2030(b)	652,000	524,041
		10,508,400
Diversified Metals & Mining–0.68%
Hudbay Minerals, Inc. (Canada), 6.13%, 04/01/2029(b)	6,278,000	6,197,441
Diversified REITs–0.05%
VICI Properties L.P., 5.63%, 05/15/2052	500,000	447,518
Diversified Support Services–0.73%
Ritchie Bros. Holdings, Inc. (Canada),
6.75%, 03/15/2028(b)	4,367,000	4,416,097
7.75%, 03/15/2031(b)	2,127,000	2,222,817
		6,638,914
Electric Utilities–1.72%
Entergy Corp., 7.13%, 12/01/2054(e)	511,000	509,405
Talen Energy Supply LLC, 8.63%, 06/01/2030(b)	3,977,000	4,268,202
Vistra Operations Co. LLC, 7.75%, 10/15/2031(b)	10,495,000	10,912,092
		15,689,699
Electrical Components & Equipment–0.45%
EnerSys,
4.38%, 12/15/2027(b)	2,362,000	2,229,386
6.63%, 01/15/2032(b)	1,881,000	1,897,957
		4,127,343
Electronic Components–0.76%
Sensata Technologies, Inc.,
3.75%, 02/15/2031(b)	4,736,000	4,089,850
6.63%, 07/15/2032(b)	2,798,000	2,809,367
		6,899,217
Electronic Manufacturing Services–0.96%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030(b)	8,756,000	8,782,201
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

	Principal Amount	Value
Environmental & Facilities Services–0.49%
GFL Environmental, Inc., 6.75%, 01/15/2031(b)	$4,346,000	$4,438,426
Fertilizers & Agricultural Chemicals–0.10%
Consolidated Energy Finance S.A. (Switzerland), 6.50%, 05/15/2026(b)	550,000	527,672
CVR Partners L.P./CVR Nitrogen Finance Corp., 6.13%, 06/15/2028(b)	374,000	357,969
		885,641
Gold–0.48%
New Gold, Inc. (Canada), 7.50%, 07/15/2027(b)	4,407,000	4,424,042
Health Care Facilities–1.00%
Encompass Health Corp., 4.50%, 02/01/2028	4,203,000	3,974,102
LifePoint Health, Inc., 5.38%, 01/15/2029(b)	1,042,000	880,589
Tenet Healthcare Corp., 6.75%, 05/15/2031(b)	4,200,000	4,243,714
		9,098,405
Health Care REITs–0.70%
Diversified Healthcare Trust, 0.00%, 01/15/2026(b)(g)	6,363,000	5,505,440
MPT Operating Partnership L.P./MPT Finance Corp., 3.50%, 03/15/2031	1,319,000	857,340
		6,362,780
Health Care Services–2.17%
Catalent Pharma Solutions, Inc., 3.50%, 04/01/2030(b)	4,655,000	4,428,838
Community Health Systems, Inc.,
8.00%, 03/15/2026(b)	2,358,000	2,363,683
8.00%, 12/15/2027(b)	972,000	973,196
5.25%, 05/15/2030(b)	3,830,000	3,182,374
4.75%, 02/15/2031(b)	3,317,000	2,621,657
DaVita, Inc., 3.75%, 02/15/2031(b)	2,617,000	2,198,064
Select Medical Corp., 6.25%, 08/15/2026(b)	4,069,000	4,073,061
		19,840,873
Health Care Supplies–0.49%
Medline Borrower L.P., 5.25%, 10/01/2029(b)	4,706,000	4,439,882
Health Care Technology–0.13%
athenahealth Group, Inc., 6.50%, 02/15/2030(b)	1,340,000	1,217,093
Hotel & Resort REITs–2.16%
RHP Hotel Properties L.P./RHP Finance Corp., 6.50%, 04/01/2032(b)	4,442,000	4,417,721
RLJ Lodging Trust L.P., 4.00%, 09/15/2029(b)	4,688,000	4,104,023
Service Properties Trust,
4.75%, 10/01/2026	9,680,000	9,059,214
5.50%, 12/15/2027	2,322,000	2,135,047
		19,716,005
Principal Amount		Value
Hotels, Resorts & Cruise Lines–0.98%
Carnival Corp., 6.00%, 05/01/2029(b)	$2,450,000	$2,396,040
Royal Caribbean Cruises Ltd., 6.25%, 03/15/2032(b)	6,590,000	6,564,081
		8,960,121
Independent Power Producers & Energy Traders–1.42%
Clearway Energy Operating LLC,
4.75%, 03/15/2028(b)	4,231,000	4,025,380
3.75%, 02/15/2031(b)	2,323,000	2,028,859
Vistra Corp., Series C, 8.88%(b)(e)(f)	6,689,000	6,942,854
		12,997,093
Industrial Conglomerates–0.47%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 9.00%, 06/15/2030(b)	4,348,000	4,294,501
Industrial Machinery & Supplies & Components–1.72%
Enpro, Inc., 5.75%, 10/15/2026	4,517,000	4,469,948
ESAB Corp., 6.25%, 04/15/2029(b)	4,435,000	4,450,709
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	7,415,000	6,782,320
		15,702,977
Insurance Brokers–1.40%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.00%, 01/15/2031(b)	4,003,000	4,016,086
Ardonagh Group Finance Ltd. (United Kingdom), 8.88%, 02/15/2032(b)	550,000	542,452
HUB International Ltd.,
7.25%, 06/15/2030(b)	2,076,000	2,110,729
7.38%, 01/31/2032(b)	2,052,000	2,060,566
USI, Inc., 7.50%, 01/15/2032(b)	3,999,000	4,018,939
		12,748,772
Integrated Telecommunication Services–2.24%
Altice France Holding S.A. (Luxembourg), 6.00%, 02/15/2028(b)	1,225,000	382,491
Altice France S.A. (France), 5.50%, 01/15/2028(b)	4,342,000	3,044,694
Frontier Communications Holdings LLC,
6.75%, 05/01/2029(b)	2,321,000	2,120,743
6.00%, 01/15/2030(b)	571,000	495,927
Iliad Holding S.A.S. (France),
7.00%, 10/15/2028(b)	2,325,000	2,304,620
8.50%, 04/15/2031(b)	4,789,000	4,851,169
Level 3 Financing, Inc.,
4.63%, 09/15/2027(b)	816,000	416,160
10.50%, 04/15/2029(b)	462,000	463,156
11.00%, 11/15/2029(b)	883,000	906,332
4.50%, 04/01/2030(b)	761,000	435,661
10.50%, 05/15/2030(b)	461,000	458,451
10.75%, 12/15/2030(b)	460,000	460,920
Telecom Italia Capital S.A. (Italy), 7.72%, 06/04/2038	4,001,000	3,665,396
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/2028(b)	468,000	440,113
		20,445,833
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

	Principal Amount	Value
Internet Services & Infrastructure–0.09%
Arches Buyer, Inc., 6.13%, 12/01/2028(b)	$544,000	$438,756
B2W Digital Lux S.a.r.l. (Brazil), 4.38%, 12/20/2030(b)	2,262,000	348,800
		787,556
Leisure Facilities–3.76%
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/2028(b)	3,238,000	3,507,609
NCL Corp. Ltd.,
8.13%, 01/15/2029(b)	4,412,000	4,612,645
7.75%, 02/15/2029(b)	2,192,000	2,254,189
NCL Finance Ltd., 6.13%, 03/15/2028(b)	4,249,000	4,162,601
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc., 6.63%, 05/01/2032(b)	4,489,000	4,495,078
Viking Cruises Ltd.,
7.00%, 02/15/2029(b)	7,055,000	7,073,477
9.13%, 07/15/2031(b)	4,004,000	4,316,224
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/2029(b)	4,115,000	3,949,229
		34,371,052
Leisure Products–0.47%
Amer Sports Co. (Finland), 6.75%, 02/16/2031(b)	4,325,000	4,312,093
Marine Transportation–0.72%
Stena International S.A. (Sweden),
7.25%, 01/15/2031(b)	4,110,000	4,184,644
7.63%, 02/15/2031(b)	2,309,000	2,360,462
		6,545,106
Metal, Glass & Plastic Containers–0.88%
Mauser Packaging Solutions Holding Co., 9.25%, 04/15/2027(b)	1,257,000	1,252,953
OI European Group B.V., 4.75%, 02/15/2030(b)	7,415,000	6,802,911
		8,055,864
Multi-line Insurance–0.14%
Acrisure LLC/Acrisure Finance, Inc., 6.00%, 08/01/2029(b)	1,366,000	1,246,488
Office REITs–0.97%
Brandywine Operating Partnership L.P., 8.88%, 04/12/2029	4,307,000	4,461,772
Office Properties Income Trust, 9.00%, 03/31/2029(b)	4,817,000	4,427,739
		8,889,511
Oil & Gas Drilling–2.66%
Delek Logistics Partners L.P./Delek Logistics Finance Corp.,
7.13%, 06/01/2028(b)	6,626,000	6,547,413
8.63%, 03/15/2029(b)	2,279,000	2,332,125
Transocean, Inc.,
8.75%, 02/15/2030(b)	4,235,400	4,421,525
8.50%, 05/15/2031(b)	4,456,000	4,454,556
Valaris Ltd., 8.38%, 04/30/2030(b)	6,317,000	6,534,338
		24,289,957
	Principal Amount	Value
Oil & Gas Equipment & Services–1.05%
Oceaneering International, Inc., 6.00%, 02/01/2028	$5,127,000	$5,055,743
Vallourec S.A. (France), 7.50%, 04/15/2032(b)	4,430,000	4,563,068
		9,618,811
Oil & Gas Exploration & Production–3.67%
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(b)	11,617,000	11,735,219
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
7.00%, 11/01/2026(b)	2,117,000	2,118,129
5.88%, 06/30/2029(b)	2,325,000	2,239,914
Baytex Energy Corp. (Canada), 7.38%, 03/15/2032(b)	6,699,000	6,781,880
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.00%, 04/15/2030(b)	1,300,000	1,255,497
6.00%, 02/01/2031(b)	3,315,000	3,170,789
6.25%, 04/15/2032(b)	1,951,000	1,871,559
8.38%, 11/01/2033(b)	147,000	157,356
Sitio Royalties Operating Partnership L.P./Sitio Finance Corp., 7.88%, 11/01/2028(b)	3,990,000	4,142,514
		33,472,857
Oil & Gas Refining & Marketing–1.24%
CVR Energy, Inc., 8.50%, 01/15/2029(b)	6,593,000	6,626,464
Sunoco L.P.,
7.00%, 05/01/2029(b)	2,020,000	2,064,270
7.25%, 05/01/2032(b)	2,585,000	2,648,304
		11,339,038
Oil & Gas Storage & Transportation–7.02%
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
7.00%, 07/15/2029(b)	4,030,000	4,075,272
7.25%, 07/15/2032(b)	2,825,000	2,880,083
EQM Midstream Partners L.P., 6.50%, 07/15/2048	8,902,000	8,912,504
Genesis Energy L.P./Genesis Energy Finance Corp.,
7.75%, 02/01/2028	3,589,000	3,607,415
8.88%, 04/15/2030	3,762,000	3,934,533
7.88%, 05/15/2032	3,847,000	3,857,314
Martin Midstream Partners L.P./Martin Midstream Finance Corp., 11.50%, 02/15/2028(b)	4,124,000	4,441,969
NGL Energy Operating LLC/NGL Energy Finance Corp.,
8.13%, 02/15/2029(b)	2,029,000	2,066,947
8.38%, 02/15/2032(b)	4,189,000	4,269,111
Prairie Acquiror L.P., 9.00%, 08/01/2029(b)	2,138,000	2,198,959
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 9.50%, 10/15/2026(b)(h)	4,508,000	4,628,017
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.38%, 02/15/2029(b)	6,258,000	6,279,442
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

	Principal Amount	Value
Oil & Gas Storage & Transportation–(continued)
Venture Global LNG, Inc.,
8.13%, 06/01/2028(b)	$3,925,000	$4,014,096
9.50%, 02/01/2029(b)	4,076,000	4,423,055
9.88%, 02/01/2032(b)	4,227,000	4,535,233
		64,123,950
Other Specialty Retail–0.50%
Michaels Cos., Inc. (The), 7.88%, 05/01/2029(b)	879,000	598,722
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/2029(b)	4,148,000	3,974,712
		4,573,434
Packaged Foods & Meats–0.05%
TKC Holdings, Inc., 10.50%, 05/15/2029(b)	428,000	422,221
Paper & Plastic Packaging Products & Materials–0.63%
Clydesdale Acquisition Holdings, Inc.,
6.63%, 04/15/2029(b)	4,156,000	4,094,291
8.75%, 04/15/2030(b)	431,000	416,080
LABL, Inc.,
10.50%, 07/15/2027(b)	850,000	828,376
8.25%, 11/01/2029(b)	486,000	415,745
		5,754,492
Passenger Airlines–1.55%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029(b)	13,731,000	13,289,682
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/2026(b)	904,000	834,387
		14,124,069
Passenger Ground Transportation–0.22%
Hertz Corp. (The), 4.63%, 12/01/2026(b)	485,000	377,026
Uber Technologies, Inc., 4.50%, 08/15/2029(b)	1,700,000	1,605,827
		1,982,853
Personal Care Products–0.48%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 4.75%, 01/15/2029(b)	4,676,000	4,405,638
Pharmaceuticals–0.27%
Bausch Health Cos., Inc., 5.50%, 11/01/2025(b)	2,092,000	1,974,942
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 12.25%, 04/15/2029(b)	455,000	448,063
Par Pharmaceutical, Inc., 7.50%, 04/01/2027(i)(j)	3,499,000	0
		2,423,005
Rail Transportation–0.05%
Brightline East LLC, 11.00%, 01/31/2030(b)	500,000	474,619
Real Estate Development–0.05%
Greystar Real Estate Partners LLC, 7.75%, 09/01/2030(b)	477,000	502,528
	Principal Amount	Value
Reinsurance–0.10%
Global Atlantic (Fin) Co., 6.75%, 03/15/2054(b)	$881,000	$880,892
Research & Consulting Services–0.25%
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029(b)	2,412,000	2,245,223
Restaurants–0.30%
1011778 BC ULC/New Red Finance, Inc. (Canada), 4.00%, 10/15/2030(b)	1,782,000	1,551,860
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 01/15/2030(b)	1,383,000	1,223,405
		2,775,265
Security & Alarm Services–0.29%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 06/01/2029(b)	2,104,000	1,797,758
Garda World Security Corp. (Canada), 9.50%, 11/01/2027(b)	816,000	817,315
		2,615,073
Semiconductor Materials & Equipment–0.47%
Entegris, Inc., 5.95%, 06/15/2030(b)	4,400,000	4,334,758
Single-Family Residential REITs–0.48%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.63%, 01/15/2028(b)	4,393,000	4,344,699
Specialized Consumer Services–2.14%
Allwyn Entertainment Financing (UK) PLC (Czech Republic), 7.88%, 04/30/2029(b)	6,160,000	6,309,411
Carriage Services, Inc., 4.25%, 05/15/2029(b)	14,944,000	13,263,448
		19,572,859
Specialized Finance–0.24%
Jefferson Capital Holdings LLC, 9.50%, 02/15/2029(b)	2,085,000	2,146,297
Specialty Chemicals–0.20%
Olympus Water US Holding Corp., 6.25%, 10/01/2029(b)	1,465,000	1,359,541
WR Grace Holdings LLC, 5.63%, 08/15/2029(b)	490,000	451,268
		1,810,809
Steel–0.95%
Cleveland-Cliffs, Inc.,
6.75%, 04/15/2030(b)	4,003,000	3,962,344
7.00%, 03/15/2032(b)	2,145,000	2,118,115
6.25%, 10/01/2040	3,107,000	2,636,867
		8,717,326
Systems Software–0.68%
Camelot Finance S.A., 4.50%, 11/01/2026(b)	1,381,000	1,333,312
CrowdStrike Holdings, Inc., 3.00%, 02/15/2029	4,543,000	4,037,695
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

	Principal Amount	Value
Systems Software–(continued)
McAfee Corp., 7.38%, 02/15/2030(b)	$953,000	$883,077
		6,254,084
Technology Hardware, Storage & Peripherals–0.48%
Seagate HDD Cayman, 9.63%, 12/01/2032	3,892,000	4,411,259
Telecom Tower REITs–0.44%
SBA Communications Corp., 3.13%, 02/01/2029	4,516,000	3,976,720
Tires & Rubber–0.05%
FXI Holdings, Inc., 12.25%, 11/15/2026(b)	420,000	420,361
Trading Companies & Distributors–3.19%
Air Lease Corp., Series B, 4.65%(e)(f)	4,755,000	4,499,262
Aircastle Ltd., 5.25%(b)(e)(f)	9,977,000	9,528,150
BlueLinx Holdings, Inc., 6.00%, 11/15/2029(b)	2,182,000	2,088,633
Fortress Transportation and Infrastructure Investors LLC,
5.50%, 05/01/2028(b)	6,050,000	5,852,039
7.88%, 12/01/2030(b)	6,864,000	7,178,395
		29,146,479
Wireless Telecommunication Services–0.93%
Vodafone Group PLC (United Kingdom), 4.13%, 06/04/2081(e)	9,988,000	8,471,662
Total U.S. Dollar Denominated Bonds & Notes (Cost $766,943,831)		762,815,455
Variable Rate Senior Loan Interests–9.49%(k)(l)
Advertising–0.41%
Clear Channel Outdoor Holdings, Inc., Term Loan B, 9.44% (1 mo. Term SOFR + 4.00%), 08/23/2028	3,735,863	3,758,446
Apparel Retail–0.49%
Victoria’s Secret & Co., First Lien Term Loan, 8.84% (3 mo. Term SOFR + 3.51%), 08/02/2028	4,494,593	4,488,975
Commodity Chemicals–0.23%
Schweitzer-Mauduit International, Inc. (SWM International), Term Loan B, 9.19% (1 mo. Term SOFR + 3.86%), 04/20/2028	2,109,520	2,108,644
Distributors–0.51%
IRB Holding Corp., Term Loan B, 8.18% (1 mo. Term SOFR + 2.85%), 12/15/2027	4,647,970	4,671,420
Diversified Financial Services–1.10%
Boost Newco Borrower LLC (WorldPay), Term Loan, 8.31% (3 mo. Term SOFR + 3.00%), 01/31/2031	5,350,000	5,379,345
Scientific Games Lottery, First Lien Term Loan, 8.56% (3 mo. Term SOFR + 2.85%), 04/04/2029	4,636,195	4,655,412
		10,034,757
	Principal Amount	Value
Health Care Supplies–0.85%
Mozart Debt Merger Sub, Inc. (Medline Industries), Term Loan B, 8.08% (1 mo. Term SOFR + 2.75%), 10/23/2028	$7,687,951	$7,747,802
Home Improvement Retail–0.23%
SRS Distribution, Inc., Term Loan, -%, 06/02/2028(m)	2,044,744	2,059,977
Hotels, Resorts & Cruise Lines–0.45%
Carnival Corp., Term Loan B, 8.07% (1 mo. Term SOFR + 2.75%), 10/18/2028	4,075,200	4,110,348
Industrial REITs–0.40%
Greystar Real Estate Partners LLC, Term Loan B, 8.58% (3 mo. Term SOFR + 3.25%), 08/21/2030(j)	3,626,201	3,653,397
Investment Banking & Brokerage–0.59%
Jane Street Group LLC, Term Loan, 7.94% (1 mo. Term SOFR + 2.61%), 01/26/2028	5,361,147	5,384,924
Life Sciences Tools & Services–0.59%
Syneos Health, Inc., Term Loan, 9.31% (3 mo. Term SOFR + 4.00%), 09/27/2030	5,338,000	5,349,023
Oil & Gas Exploration & Production–0.52%
Prairie ECI Acquiror L.P., Term Loan B-2, 10.08% (1 mo. Term SOFR + 4.75%), 08/01/2029	4,745,000	4,766,424
Passenger Ground Transportation–0.35%
Uber Technologies, Inc., Term Loan B, 8.08% (3 mo. Term SOFR + 2.75%), 03/03/2030	3,199,853	3,225,852
Pharmaceuticals–0.50%
Endo Luxembourg Finance Co. I S.a.r.l., Term Loan B, 9.83% (3 mo. Term SOFR + 4.50%), 04/23/2031	4,525,000	4,530,294
Real Estate Services–0.59%
DTZ U.S. Borrower LLC, Term Loan B, 9.08% (1 mo. Term SOFR + 3.75%), 01/31/2030(j)	5,313,682	5,360,177
Research & Consulting Services–0.51%
Dun & Bradstreet Corp. (The), Incremental Term Loan B-2, 8.07% (1 mo. Term SOFR + 2.75%), 01/18/2029	4,639,773	4,660,722
Restaurants–0.58%
New Red Finance, Inc., Term Loan B-5, 7.58% (1 mo. Term SOFR + 2.25%), 09/20/2030	5,318,670	5,331,993
Systems Software–0.59%
Camelot Finance L.P., Term Loan, 8.08% (1 mo. Term SOFR + 2.75%), 01/31/2031	5,350,000	5,360,700
Total Variable Rate Senior Loan Interests (Cost $85,913,882)		86,603,875
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes–2.84%(n)
Casinos & Gaming–0.05%
Codere Finance 2 (Luxembourg) S.A. (Spain), 3.00% PIK Rate, 8.00% Cash Rate, 09/30/2026(b)(c)	EUR	1,221,035	$448,804
Diversified Banks–1.21%
Banco Bilbao Vizcaya Argentaria S.A. (Spain), 6.00%(b)(e)(f)	EUR	2,000,000	2,166,388
BNP Paribas S.A. (France), 6.88%(b)(e)(f)	EUR	2,000,000	2,259,904
Cooperatieve Rabobank U.A. (Netherlands), 4.38%(b)(e)(f)	EUR	2,200,000	2,291,047
Credit Agricole S.A. (France), 7.25%(b)(e)(f)	EUR	1,900,000	2,165,671
Lloyds Banking Group PLC (United Kingdom), 4.95%(b)(e)(f)	EUR	1,988,000	2,133,931
			11,016,941
Diversified Capital Markets–0.26%
Deutsche Bank AG (Germany), 10.00%(b)(e)(f)	EUR	2,000,000	2,343,976
Health Care REITs–0.40%
MPT Operating Partnership L.P./MPT Finance Corp., 3.33%, 03/24/2025	EUR	3,583,000	3,636,601
Paper & Plastic Packaging Products & Materials–0.00%
Mossi & Ghisolfi Finance Luxembourg S.A. (Brazil), 9.55% (3 mo. EURIBOR + 5.63%)(f)(j)(o)(p)	EUR	4,100,000	0
Pharmaceuticals–0.43%
Nidda Healthcare Holding GmbH (Germany), 7.50%, 08/21/2026(b)	EUR	3,528,000	3,967,280
Wireless Telecommunication Services–0.49%
VMED O2 UK Financing I PLC (United Kingdom), 3.25%, 01/31/2031(b)	EUR	4,770,000	4,504,710
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $24,625,558)			25,918,312
Shares		Value
Common Stocks & Other Equity Interests–0.33%
Casinos & Gaming–0.05%
Caesars Entertainment, Inc.(q)	13,000	$462,280
Food Retail–0.01%
Casino Guichard Perrachon S.A. (France)(q)	2,801,456	120,448
Casino Guichard-Perrachon S.A., Wts., expiring 04/27/2029 (France)(q)	1,495,460	1,460
		121,908
Leisure Products–0.00%
HF Holdings, Inc.(j)	36,820	0
Pharmaceuticals–0.27%
Endo, Inc.(b)	1,776	50,320
Endo, Inc.(q)	84,176	2,385,001
		2,435,321
Total Common Stocks & Other Equity Interests (Cost $9,468,660)		3,019,509
Money Market Funds–1.90%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(r)(s)	6,079,087	6,079,087
Invesco Liquid Assets Portfolio, Institutional Class, 5.30%(r)(s)	4,339,695	4,340,997
Invesco Treasury Portfolio, Institutional Class, 5.22%(r)(s)	6,947,528	6,947,528
Total Money Market Funds (Cost $17,368,051)		17,367,612

Options Purchased–0.04%
(Cost $586,712)(t)		376,338
TOTAL INVESTMENTS IN SECURITIES–98.15% (Cost $904,906,694)		896,101,101
OTHER ASSETS LESS LIABILITIES—1.85%		16,880,481
NET ASSETS–100.00%		$912,981,582
Investment Abbreviations:
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
SOFR	– Secured Overnight Financing Rate
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2024 was $676,234,290, which represented 74.07% of the Fund’s Net Assets.
(c)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(d)	Restricted security. The value of this security at May 31, 2024 represented less than 1% of the Fund’s Net Assets.
(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)	Perpetual bond with no specified maturity date.
(g)	Zero coupon bond issued at a discount.
(h)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(i)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on May 31, 2024.
(j)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(k)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(l)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(m)	This variable rate interest will settle after May 31, 2024, at which time the interest rate will be determined.
(n)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(o)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at May 31, 2024 represented less than 1% of the Fund’s Net Assets.
(p)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2024.
(q)	Non-income producing security.
(r)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2024.

	Value February 29, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$14,365,491	$53,120,320	$(61,406,724)	$-	$-	$6,079,087	$100,316
Invesco Liquid Assets Portfolio, Institutional Class	10,260,756	37,943,086	(43,861,946)	(130)	(769)	4,340,997	73,110
Invesco Treasury Portfolio, Institutional Class	16,417,704	60,708,937	(70,179,113)	-	-	6,947,528	114,351
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	9,598,141	(9,598,141)	-	-	-	9,281*
Invesco Private Prime Fund	-	24,608,964	(24,608,953)	-	(11)	-	23,111*
Total	$41,043,951	$185,979,448	$(209,654,877)	$(130)	$(780)	$17,367,612	$320,169

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(s)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.
(t)	The table below details options purchased.

Open Exchange-Traded Equity Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
CrowdStrike Holdings, Inc.	Call	01/17/2025	25	USD	360.00	USD	900,000	$86,313
Frontier Communications Parent Inc	Call	01/17/2025	284	USD	30.00	USD	852,000	76,680
iShares Russell 2000 ETF	Call	01/17/2025	76	USD	215.00	USD	1,634,000	76,152
Norwegian Cruise Line Holdings Ltd.	Call	12/20/2024	520	USD	19.00	USD	988,000	79,560
Uber Technologies, Inc.	Call	01/17/2025	97	USD	85.00	USD	824,500	22,213
Wynn Resorts, Limited	Call	01/17/2025	88	USD	110.00	USD	968,000	35,420
Total Open Exchange-Traded Equity Options Purchased								$376,338

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
08/22/2024	State Street Bank & Trust Co.	EUR	24,692,000	USD	26,718,028	$(170,287)
08/22/2024	State Street Bank & Trust Co.	USD	1,962,242	EUR	1,800,000	(2,135)
Total Forward Foreign Currency Contracts						$(172,422)

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Credit Risk
Markit CDX North America High Yield Index, Series 41, Version 1	Sell	5.00%	Quarterly	12/20/2028	3.195%	USD	35,640,000	$1,318,661	$2,446,187	$1,127,526
Markit CDX North America High Yield Index, Series 42, Version 1	Sell	5.00	Quarterly	06/20/2029	3.365	USD	9,000,000	589,072	607,680	18,608
Total Centrally Cleared Credit Default Swap Agreements								$1,907,733	$3,053,867	$1,146,134

(a)	Centrally cleared swap agreements collateralized by $1,526,206 cash held with Merrill Lynch International.
(b)	Implied credit spreads represent the current level, as of May 31, 2024, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Abbreviations:
ETF	—Exchange-Traded Fund
EUR	—Euro
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$762,815,455	$0	$762,815,455
Variable Rate Senior Loan Interests	—	77,590,301	9,013,574	86,603,875
Non-U.S. Dollar Denominated Bonds & Notes	—	25,918,312	0	25,918,312
Common Stocks & Other Equity Interests	463,740	2,555,769	0	3,019,509
Money Market Funds	17,367,612	—	—	17,367,612
Options Purchased	376,338	—	—	376,338
Total Investments in Securities	18,207,690	868,879,837	9,013,574	896,101,101
Other Investments - Assets*
Swap Agreements	—	1,146,134	—	1,146,134
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(172,422)	—	(172,422)
Total Other Investments	—	973,712	—	973,712
Total Investments	$18,207,690	$869,853,549	$9,013,574	$897,074,813

*	Unrealized appreciation (depreciation).
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the three months ended May 31, 2024:
	Value 02/29/24	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain	Change in Unrealized Appreciation	Transfers into Level 3	Transfers out of Level 3	Value 05/31/24
Variable Rate Senior Loan Interests	$8,966,833	$8,895,611	$(8,918,017)	$151	$39,525	$29,471	$—	$—	$9,013,574
Common Stocks & Other Equity Interests	0	—	—	—	—	—	—	—	0
Non-U.S. Dollar Denominated Bonds & Notes	0	—	—	—	—	—	—	—	0
U.S. Dollar Denominated Bonds & Notes	0	—	(21,613)	—	21,613	—	—	—	0
Total	$8,966,833	$8,895,611	$(8,939,630)	$151	$61,138	$29,471	$—	$—	$9,013,574
Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing evaluated prices from a third-party vendor pricing service. A significant change in third-party pricing information could result in a lower or higher value in Level 3 investments.
Invesco High Yield Fund